OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions, Current and Non current
Balances	$ 50,070,273	$ 69,107,550	$ 62,452,526
Litigation
Other provisions, Current and Non current
Balances	50,070,273	69,107,550
Tax contingencies
Other provisions, Current and Non current
Balances	25,543,101	38,853,059
Labor contingencies
Other provisions, Current and Non current
Balances	8,688,551	10,569,754
Civil contingencies
Other provisions, Current and Non current
Balances	$ 15,838,621	$ 19,684,737